Right-of-use Assets	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Right-of-use Assets
Right-of-use Assets

10.     Right-of-use Assets

On August 1, 2022, the Company entered into a lease agreement for an office space with a monthly lease payment of $20,000 over a period of two years. The right-of-use assets recognized was measured at an amount equal to the recognized lease liabilities (note 13).

The details of the right-of-use assets recognized as at December 31, 2022 are as follows:

	Land lease	Office lease	Total
Balance, December 31, 2020	$2,199,779	$—	$2,199,779
Additions	—	—	—
Amortization	(115,183)	—	(115,183)
Movement in exchange rates	(175,719)	—	(175,719)
Balance, December 31, 2021	1,908,877	—	1,908,877
Additions	—	432,335	432,335
Amortization	—	(88,764)	(88,764)
Amortization – Bophelo	(55,041)	—	(55,041)
Impact of loss of control of Bophelo Bio Science & Wellness (Pty) Ltd.	(1,745,205)	—	(1,745,205)
Movement in exchange rates	(108,631)	(19,501)	(128,132)
Balance, December 31, 2022	$—	$324,070	$324,070

During the year ended December 31, 2022, the Company recorded amortization on its right-of-use assets of $143,805 (2021 - $115,183) of which $55,041 was related to discontinued operations. As at December 31, 2022, the Company derecognized right-of-use assets with a net book value of $1,745,205 in connection with the loss of control of Bophelo Bio & Wellness (Pty) Ltd (note 5).

7.     Right-of-use assets

Land lease
Balance, December 31, 2019	$2,409,934
Additions	—
Amortization	(56,292)
Movement in exchange rates	(153,863)
Balance, December 31, 2020	$2,199,779
Additions	—
Amortization	(115,183)
Movement in exchange rates	(175,719)
Balance, December 31, 2021	$1,908,877